Income Tax (Details) - Schedule Profit (Loss) Before Income Taxes	12 Months Ended
	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2022 CNY (¥)
Schedule Profit (Loss) Before Income Taxes [Line items]
Profit (loss) before income taxes	¥ 18,762,526	$ 2,581,809	¥ (42,557,320)	¥ 12,148,771
PRC [Member]
Schedule Profit (Loss) Before Income Taxes [Line items]
Profit (loss) before income taxes	10,537,631		(42,687,229)	12,148,771
Hong Kong and other areas [Member]
Schedule Profit (Loss) Before Income Taxes [Line items]
Profit (loss) before income taxes	¥ 8,224,895		¥ 129,909